Restructuring Charges - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Employee severance costs	$ 216
Other exit costs	23
Total restructuring liabilities	240	$ 240	$ 40	$ 117
Restructuring liabilities - current	197	197	37
Restructuring liabilities - non current	$ 43	43	3
Restructuring charges		239	44
Releases		$ 2	16
Nijmegen [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			16
Hamburg [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5
Closure Of Product Line [Member] | Hamburg [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			4
Transfer Of Research And Development Activities [Member] | Nijmegen [Member] | Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 4